Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 26.8%[1]
	COMMUNICATIONS — 2.7%
318	Activision Blizzard, Inc.	$29,774
5,440	Alphabet, Inc. - Class A*	711,878
2,912	AT&T, Inc.	43,738
17	Booking Holdings, Inc.*	52,427
83	Charter Communications, Inc. - Class A*	36,505
1,863	Comcast Corp. - Class A	82,605
1,134	Meta Platforms, Inc. - Class A*	340,438
181	Netflix, Inc.*	68,346
509	T-Mobile US, Inc.*	71,286
1,712	Verizon Communications, Inc.	55,486
741	Walt Disney Co.*	60,058
704	Warner Bros Discovery, Inc.*	7,646
		1,560,187
	CONSUMER DISCRETIONARY — 2.4%
4,140	Amazon.com, Inc.*	526,277
110	Aptiv PLC*[2]	10,845
8	AutoZone, Inc.*	20,320
11	Chipotle Mexican Grill, Inc.*	20,150
255	eBay, Inc.	11,243
1,629	Ford Motor Co.	20,232
592	General Motors Co.	19,518
426	Home Depot, Inc.	128,720
275	Lowe's Cos., Inc.	57,156
133	Marriott International, Inc. - Class A	26,143
305	McDonald's Corp.	80,349
645	NIKE, Inc. - Class B	61,675
27	O'Reilly Automotive, Inc.*	24,539
478	Starbucks Corp.	43,627
1,169	Tesla, Inc.*	292,507
486	TJX Cos., Inc.	43,196
		1,386,497
	CONSUMER STAPLES — 1.6%
749	Altria Group, Inc.	31,496
1,761	Coca-Cola Co.	98,581
344	Colgate-Palmolive Co.	24,462
77	Constellation Brands, Inc. - Class A	19,352
181	Costco Wholesale Corp.	102,258
94	Dollar General Corp.	9,945
147	Estee Lauder Cos., Inc. - Class A	21,249
137	Kimberly-Clark Corp.	16,556
499	Kraft Heinz Co.	16,786

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
569	Mondelez International, Inc. - Class A	$39,489
432	Monster Beverage Corp.*	22,874
564	PepsiCo, Inc.	95,564
635	Philip Morris International, Inc.	58,788
987	Procter & Gamble Co.	143,964
195	Target Corp.	21,561
352	Walgreens Boots Alliance, Inc.	7,829
1,131	Walmart, Inc.	180,881
		911,635
	ENERGY — 0.8%
786	Chevron Corp.	132,535
538	ConocoPhillips	64,452
239	EOG Resources, Inc.	30,296
1,746	Exxon Mobil Corp.	205,295
100	Pioneer Natural Resources Co.	22,955
572	Schlumberger N.V.[2]	33,348
		488,881
	FINANCIALS — 2.2%
316	American Express Co.	47,144
339	American International Group, Inc.	20,543
90	Aon PLC - Class A2	29,180
3,337	Bank of America Corp.	91,367
337	Bank of New York Mellon Corp.	14,373
913	Berkshire Hathaway, Inc. - Class B*	319,824
62	BlackRock, Inc.	40,082
174	Capital One Financial Corp.	16,887
771	Charles Schwab Corp.	42,328
176	Chubb Ltd.[2]	36,640
809	Citigroup, Inc.	33,274
147	CME Group, Inc.	29,432
142	Goldman Sachs Group, Inc.	45,947
230	Intercontinental Exchange, Inc.	25,305
1,205	JPMorgan Chase & Co.	174,749
206	Marsh & McLennan Cos., Inc.	39,202
343	MetLife, Inc.	21,578
732	Morgan Stanley	59,783
172	PNC Financial Services Group, Inc.	21,117
238	Progressive Corp.	33,153
92	T. Rowe Price Group, Inc.	9,648
544	Truist Financial Corp.	15,564
605	U.S. Bancorp	20,001

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$66,438
		1,253,559
	HEALTH CARE — 3.2%
721	Abbott Laboratories	69,829
721	AbbVie, Inc.	107,472
123	Agilent Technologies, Inc.	13,754
32	Align Technology, Inc.*	9,770
230	Amgen, Inc.	61,815
204	Baxter International, Inc.	7,699
116	Becton Dickinson & Co.	29,990
581	Boston Scientific Corp.*	30,677
905	Bristol-Myers Squibb Co.	52,526
238	Centene Corp.*	16,393
135	Cigna Group	38,619
538	CVS Health Corp.	37,563
291	Danaher Corp.	72,197
160	Dexcom, Inc.*	14,928
255	Edwards Lifesciences Corp.*	17,666
99	Elevance Health, Inc.	43,107
390	Eli Lilly & Co.	209,481
23	Embecta Corp.	346
149	GE HealthCare Technologies, Inc.	10,138
511	Gilead Sciences, Inc.	38,294
127	HCA Healthcare, Inc.	31,240
52	Humana, Inc.	25,299
35	IDEXX Laboratories, Inc.*	15,304
64	Illumina, Inc.*	8,786
146	Intuitive Surgical, Inc.*	42,674
78	IQVIA Holdings, Inc.*	15,347
1,073	Johnson & Johnson	167,120
548	Medtronic PLC[2]	42,941
1,030	Merck & Co., Inc.	106,039
165	Moderna, Inc.*	17,043
2,288	Pfizer, Inc.	75,893
44	Regeneron Pharmaceuticals, Inc.*	36,210
154	Stryker Corp.	42,084
161	Thermo Fisher Scientific, Inc.	81,493
384	UnitedHealth Group, Inc.	193,609
104	Vertex Pharmaceuticals, Inc.*	36,165
193	Zoetis, Inc.	33,578
		1,853,089

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS — 1.5%
235	3M Co.	$22,001
244	Amphenol Corp. - Class A	20,494
240	Boeing Co.*	46,003
353	Carrier Global Corp.	19,486
221	Caterpillar, Inc.	60,333
42	Cintas Corp.	20,202
904	CSX Corp.	27,798
125	Deere & Co.	47,172
163	Eaton Corp. PLC[2]	34,765
243	Emerson Electric Co.	23,466
108	FedEx Corp.	28,611
114	General Dynamics Corp.	25,191
448	General Electric Co.	49,526
281	Honeywell International, Inc.	51,912
128	Illinois Tool Works, Inc.	29,480
287	Johnson Controls International plc[2]	15,271
80	L3Harris Technologies, Inc.	13,930
112	Lockheed Martin Corp.	45,804
99	Norfolk Southern Corp.	19,496
65	Northrop Grumman Corp.	28,612
47	Old Dominion Freight Line, Inc.	19,230
129	Republic Services, Inc.	18,384
610	RTX Corp.	43,902
133	TE Connectivity Ltd.[2]	16,429
97	Trane Technologies PLC[2]	19,682
262	Union Pacific Corp.	53,351
354	United Parcel Service, Inc. - Class B	55,178
171	Waste Management, Inc.	26,067
		881,776
	MATERIALS — 0.3%
90	Air Products and Chemicals, Inc.	25,506
211	DuPont de Nemours, Inc.	15,738
117	Ecolab, Inc.	19,820
599	Freeport-McMoRan, Inc.	22,337
208	Linde PLC[2]	77,449
325	Newmont Corp.	12,009
107	Sherwin-Williams Co.	27,290
		200,149
	REAL ESTATE — 0.3%
186	American Tower Corp. - REIT	30,588
176	Crown Castle, Inc. - REIT	16,197

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
119	Digital Realty Trust, Inc. - REIT	$14,401
37	Equinix, Inc. - REIT	26,872
302	Prologis, Inc. - REIT	33,887
71	Public Storage - REIT	18,710
134	Simon Property Group, Inc. - REIT	14,476
		155,131
	TECHNOLOGY — 7.8%
269	Accenture PLC - Class A2	82,613
194	Adobe, Inc.*	98,921
666	Advanced Micro Devices, Inc.*	68,478
214	Analog Devices, Inc.	37,469
6,689	Apple, Inc.	1,145,224
362	Applied Materials, Inc.	50,119
125	Arista Networks, Inc.*	22,991
90	Autodesk, Inc.*	18,622
172	Automatic Data Processing, Inc.	41,380
168	Broadcom, Inc.	139,537
113	Cadence Design Systems, Inc.*	26,476
1,720	Cisco Systems, Inc.	92,467
214	Cognizant Technology Solutions Corp. - Class A	14,496
248	Fidelity National Information Services, Inc.	13,707
269	Fiserv, Inc.*	30,386
335	Fortinet, Inc.*	19,658
1,658	Intel Corp.	58,942
366	International Business Machines Corp.	51,350
115	Intuit, Inc.	58,758
62	KLA Corp.	28,437
57	Lam Research Corp.	35,726
401	Mastercard, Inc. - Class A	158,760
226	Microchip Technology, Inc.	17,639
457	Micron Technology, Inc.	31,090
3,061	Microsoft Corp.	966,511
76	Moody's Corp.	24,029
69	Motorola Solutions, Inc.	18,785
34	MSCI, Inc.	17,445
1,019	NVIDIA Corp.	443,255
108	NXP Semiconductors N.V.[2]	21,591
1,089	Oracle Corp.	115,347
147	Paychex, Inc.	16,953
479	PayPal Holdings, Inc.*	28,002
457	QUALCOMM, Inc.	50,754
43	Roper Technologies, Inc.	20,824

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
144	S&P Global, Inc.	$52,619
402	Salesforce, Inc.*	81,517
81	ServiceNow, Inc.*	45,276
63	Synopsys, Inc.*	28,915
377	Texas Instruments, Inc.	59,947
888	Visa, Inc. - Class A	204,249
		4,539,265
	UTILITIES — 4.0%
2,283	Alliant Energy Corp.	110,611
1,565	Ameren Corp.	117,109
1,775	American Electric Power Co., Inc.	133,516
745	American Water Works Co., Inc.	92,253
1,315	Atmos Energy Corp.	139,298
2,144	CMS Energy Corp.	113,868
1,628	Consolidated Edison, Inc.	139,243
962	Constellation Energy Corp.	104,935
330	Dominion Energy, Inc.	14,741
1,158	DTE Energy Co.	114,966
314	Duke Energy Corp.	27,714
1,236	Entergy Corp.	114,330
2,031	Evergy, Inc.	102,972
1,522	Eversource Energy	88,504
2,888	Exelon Corp.	109,138
3,369	FirstEnergy Corp.	115,152
800	NextEra Energy, Inc.	45,832
4,624	PPL Corp.	108,941
2,100	Public Service Enterprise Group, Inc.	119,511
2,471	Southern Co.	159,923
1,438	WEC Energy Group, Inc.	115,831
2,043	Xcel Energy, Inc.	116,900
		2,305,288
	TOTAL COMMON STOCKS
	(Cost $16,822,630)	15,535,457

Principal Amount
	U.S. TREASURY BILLS — 55.7%
	United States Treasury Bill
$1,500,000	4.830%, 11/9/2023[3,4]	1,491,623
2,200,000	5.010%, 11/16/2023[3,4,5]	2,185,438
300,000	5.160%, 11/30/2023[3,4]	297,382
100,000	5.110%, 12/14/2023[3,4]	98,923
8,400,000	5.220%, 1/25/2024[4]	8,257,738

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$3,100,000	5.200%, 2/1/2024[3,4,5]	$3,044,386
10,800,000	5.230%, 2/29/2024[3,4,5]	10,561,309
6,500,000	5.260%, 3/14/2024[4]	6,342,837
	TOTAL U.S. TREASURY BILLS
	(Cost $32,282,185)	32,279,636
	U.S. TREASURY NOTES — 18.9%
	United States Treasury Note
3,500,000	0.875%, 11/15/2030	2,723,164
3,400,000	1.625%, 5/15/2031	2,760,508
3,500,000	1.375%, 11/15/2031	2,743,125
3,100,000	2.875%, 5/15/2032	2,721,583
	TOTAL U.S. TREASURY NOTES
	(Cost $11,829,785)	10,948,380
	SHORT-TERM INVESTMENTS — 0.0%
$10	UMB Bank Demand Deposit, 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 101.4%
	(Cost $60,934,610)	58,763,483
	Liabilities in Excess of Other Assets — (1.4)%	(786,761)
	TOTAL NET ASSETS — 100.0%	$57,976,722

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 8.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $14,442,434, which represents 24.91% of total net assets of the Fund.
[4]	The rate is the effective yield as of September 30, 2023.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold[1]	December 2023	29	$5,781,063	$5,411,690	$(369,373)
NYMEX Crude Oil[1]	November 2024	15	1,175,203	1,167,900	(7,303)

Index Futures
CME E-mini S&P 500	December 2023	9	2,012,963	1,946,475	(66,488)
NYF MSCI EAFE Index	December 2023	60	6,329,313	6,124,500	(204,813)
Total Long Contracts			$15,298,542	$14,650,565	$(647,977)

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index[2]	Receive	0.44% of Notional Value	Monthly	June 13, 2024	$32,955,344	(1,352,873)
TOTAL SWAP CONTRACTS							$(1,352,873)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME Live Cattle Future	October 2023	28	$2,054,087	$(13,133)	-3.15%
ICE Brent Crude Monthly Future	October 2023	18	1,706,437	(34,120)	-8.17%
KCB Hard Red Winter Wheat Future	March 2024	24	838,183	(154,480)	-37.01%
OSE TOPIX Future	December 2023	5	828,863	(5,635)	-1.35%
OSE 10 year Japanese Government Bond	December 2023	1	800,535	(2,216)	-0.53%
NYM NY Harbour ULSD Future	December 2023	5	655,058	12,608	3.02%
CME Lean Hog Future	October 2023	16	534,468	(22,908)	-5.49%
SGX Nikkei 225 Index	December 2023	5	514,603	(13,043)	-3.12%
CME Feeder Cattle Future	January 2024	4	497,495	4,789	1.15%
CME Lean Hog Future	February 2024	16	471,483	(2,445)	-0.59%
NYM Gasoline RBOB Future	December 2023	5	470,832	(15,240)	-3.65%
NYM Light Sweet Crude Oil (WTI) Future	December 2023	5	462,868	(2,248)	-0.54%
NYM Gasoline RBOB Future	November 2023	5	451,557	(7,866)	-1.88%
NYM Light Sweet Crude Oil (WTI) Future	November 2023	5	439,986	5,681	1.36%
NYM NY Harbour ULSD Future	November 2023	3	426,258	12,224	2.93%
NYB Cotton No.2 Future	December 2023	9	403,122	4,837	1.16%
ICE Gasoil Monthly Future	November 2023	4	374,544	33,321	7.98%
CME E-Mini S&P 500	December 2023	2	358,934	(12,370)	-2.96%
			12,289,313	(212,244)

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME EUR/USD	December 2023	(58)	$(7,634,463)	$109,104	26.14%
CME AUD/USD	December 2023	(92)	(5,953,289)	(33,919)	-8.13%
LIF 3 month Euro (EURIBOR)	June 2024	(18)	(4,513,027)	5,226	1.25%
CME SOFR 3month	September 2024	(18)	(4,337,020)	10,660	2.55%
CME GBP/USD	December 2023	(35)	(2,635,126)	36,871	8.83%
LIF 3 month Euro (EURIBOR)	September 2024	(9)	(2,332,986)	660	0.16%
CME SOFR 3month	December 2025	(8)	(2,018,805)	3,142	0.75%
CME SOFR 3month	March 2025	(8)	(1,963,391)	6,480	1.55%
CME SOFR 3month	December 2024	(8)	(1,878,133)	8,674	2.08%
CME SOFR 3month	September 2025	(8)	(1,871,368)	4,693	1.12%
CME Live Cattle Future	December 2023	(23)	(1,703,147)	15,143	3.63%
CMX Gold	December 2023	(9)	(1,657,730)	67,741	16.23%
CME CHF/USD	December 2023	(12)	(1,644,289)	42,134	10.09%
CME SOFR 3month	June 2026	(7)	(1,585,111)	3,059	0.73%
CME SOFR 3month	June 2025	(6)	(1,534,461)	4,119	0.99%
CBT 2 year US Treasury Notes	December 2023	(7)	(1,445,899)	4,898	1.17%
SFE 3 year Australian Treasury Bond	December 2023	(20)	(1,370,597)	2,077	0.50%
EUX 2 year Euro-Schatz	December 2023	(12)	(1,346,087)	2,431	0.58%
EUX Euro-BOBL	December 2023	(11)	(1,334,495)	7,072	1.69%
EUX Euro-BUND	December 2023	(9)	(1,254,120)	15,669	3.75%
LIF 3 month Euro (EURIBOR)	March 2025	(5)	(1,224,469)	(91)	-0.02%
ICE Brent Crude Monthly Future	November 2023	(13)	(1,221,851)	1,364	0.33%
CME JPY/USD	December 2023	(14)	(1,174,284)	19,216	4.60%
MGE Hard Red Spring Wheat Future	December 2023	(31)	(1,148,270)	82,285	19.71%
CME SOFR 3month	March 2026	(5)	(1,107,229)	2,088	0.50%
CME CAD/USD	December 2023	(14)	(1,031,113)	(1,683)	-0.40%
CMX Copper Future	December 2023	(10)	(930,308)	(6,533)	-1.56%
MSE Three Month Canadian Bankers Acceptance Future	March 2024	(5)	(922,383)	1,658	0.40%
CME Lean Hog Future	December 2023	(32)	(922,049)	30,052	7.20%
CBT 10 year US Treasury Notes	December 2023	(8)	(825,509)	13,117	3.14%
KOFEX 3 Year Korean Treasury Bond Future	December 2023	(9)	(720,314)	866	0.21%
CME SOFR 3month	June 2027	(3)	(715,322)	1,003	0.24%
HKG Hang Seng Index	October 2023	(6)	(701,896)	(2,199)	-0.53%
LIF 3 month Euro (EURIBOR)	September 2025	(3)	(692,252)	100	0.02%
CMX Silver	December 2023	(6)	(692,203)	41,098	9.84%
CME SOFR 3month	September 2026	(3)	(687,345)	2,717	0.65%
EUX EURO STOXX 50 Index Future	December 2023	(15)	(681,315)	7,359	1.76%
CME SOFR 3month	March 2027	(3)	(675,718)	2,101	0.50%
MSE Three Month Canadian Bankers Acceptance Future	December 2023	(4)	(635,018)	181	0.04%
LIF 3 month Euro (EURIBOR)	March 2026	(2)	(634,852)	27	0.01%
EUX Euro-OAT Future	December 2023	(5)	(628,977)	7,551	1.81%
SFE 10 year Australian Treasury Bond Future	December 2023	(7)	(529,289)	1,566	0.38%
LIF 3 month Euro (EURIBOR)	September 2026	(2)	(525,753)	441	0.11%
NYM Light Sweet Crude Oil (WTI) Future	May 2024	(6)	(521,580)	13,313	3.19%
EUX 3 year Italian Bond Future	December 2023	(4)	(492,511)	1,221	0.29%
CBT 5 year US Treasury Notes	December 2023	(5)	(484,949)	3,001	0.72%
CBT 30 year US Treasury Bonds	December 2023	(4)	(469,723)	22,458	5.38%
MGE Hard Red Spring Wheat Future	March 2024	(12)	(467,895)	21,894	5.24%
CBT E-mini Dow	December 2023	(3)	(464,689)	3,514	0.84%
CME CME E-Mini Russell 2000 Index	December 2023	(5)	(454,430)	8,397	2.01%
MSE Three Month Canadian Bankers Acceptance Future	June 2024	(2)	(433,155)	1,527	0.37%
CME Feeder Cattle Future	November 2023	(3)	(430,074)	1,072	0.26%
SFE SPI 200 Index	December 2023	(4)	(424,522)	765	0.18%
IFLL 3 Month SONIA Index	September 2026	(1)	(414,866)	(185)	-0.04%
NYM Light Sweet Crude Oil (WTI) Future	October 2023	(4)	(369,821)	(24,991)	-5.99%
LIF Long Gilt Future	December 2023	(3)	(367,967)	1,038	0.25%
MSE 10 year Canadian Govt Bond	December 2023	(4)	(363,853)	9,485	2.27%
			(75,201,298)	582,727

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)	In Exchange For	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
12/20/2023	Deutsche Bank	(58,166,362) JPY	400,896 USD	6,160	1.48%
12/20/2023	Deutsche Bank	(32,120,587) INO	384,838 USD	(308)	-0.07%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.